UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited
          as general partner
Name:     Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock             London, England               August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $1,108,327
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1.       028-11977                 Lansdowne Macro Fund Ltd.
2.       028-11976                 Lansdowne Global Financials Fund Ltd.
3.       028-11978                 Lansdowne UK Equity Fund Ltd.
4.       028-11979                 Lansdowne European Equity Fund Ltd.
5.       028-12718                 Lansdowne Global Financials Fund L.P.


                                                     FORM 13F INFORMATION TABLE
                                                             June 30, 2008



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS       SOLE   SHARED NONE
--------------                 --------         -----      --------  -------    --- ----  ----------  -----       ----   ------ ----
AMERICREDIT CORP               COM              03060R101      853       98,905 SH        DEFINED     1           98,905
AMERICREDIT CORP               COM              03060R101        9        1,095 SH        SOLE                     1,095
BANCOLOMBIA S A                SPON ADR PREF    05968L102    9,552      304,300 SH        SOLE                   304,300
BELDEN INC                     COM              077454106    2,681       79,120 SH        DEFINED     1           79,120
BELDEN INC                     COM              077454106       30          880 SH        SOLE                       880
BUCYRUS INTL INC NEW           COM              118759109    5,779       79,144 SH        DEFINED     1           79,144
BUCYRUS INTL INC NEW           COM              118759109       63          856 SH        SOLE                       856
CENTRAL EUROPEAN DIST CORP     COM              153435102   46,702      629,834 SH        DEFINED     4          629,834
CENTRAL EUROPEAN DIST CORP     COM              153435102   61,372      827,673 SH        SOLE                   827,673
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    9,653      269,476 SH        SOLE                   269,476
CIT GROUP INC                  COM              125581108      371       54,515 SH        DEFINED     1           54,515
CIT GROUP INC                  COM              125581108        3          485 SH        SOLE                       485
CONSOL ENERGY INC              COM              20854P109   71,027      632,085 SH        DEFINED     4          632,085
CONSOL ENERGY INC              COM              20854P109   72,237      642,851 SH        SOLE                   642,851
FIFTH THIRD BANCORP            COM              316773100    1,550      152,280 SH        DEFINED     2          152,280
FIFTH THIRD BANCORP            COM              316773100      282       27,720 SH        DEFINED     5           27,720
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   21,844    1,078,169 SH        DEFINED     2        1,078,169
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    3,841      189,569 SH        DEFINED     5          189,569
FIRST HORIZON NATL CORP        COM              320517105      470       63,323 SH        DEFINED     1           63,323
FIRST HORIZON NATL CORP        COM              320517105        5          677 SH        SOLE                       677
FLUOR CORP NEW                 COM              343412102    7,363       39,567 SH        DEFINED     1           39,567
FLUOR CORP NEW                 COM              343412102       81          433 SH        SOLE                       433
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    1,217       98,806 SH        DEFINED     1           98,806
FORTRESS INVESTMENT GROUP LL   CL A             34958B106       13        1,094 SH        SOLE                     1,094
FOSTER WHEELER LTD             SHS NEW          G36535139    2,172       29,690 SH        DEFINED     1           29,690
FOSTER WHEELER LTD             SHS NEW          G36535139       23          310 SH        SOLE                       310
FOUNDATION COAL HLDGS INC      COM              35039W100   29,716      335,466 SH        DEFINED     4          335,466
FOUNDATION COAL HLDGS INC      COM              35039W100   29,784      336,234 SH        SOLE                   336,234
GENERAL CABLE CORP DEL NEW     COM              369300108    2,708       44,505 SH        DEFINED     1           44,505
GENERAL CABLE CORP DEL NEW     COM              369300108       30          495 SH        SOLE                       495
GENWORTH FINL INC              COM CL A         37247D106    1,057       59,343 SH        DEFINED     1           59,343
GENWORTH FINL INC              COM CL A         37247D106       12          657 SH        SOLE                       657
GFI GROUP INC                  COM              361652209   19,427    2,156,197 SH        DEFINED     2        2,156,197
GFI GROUP INC                  COM              361652209    3,382      375,402 SH        DEFINED     5          375,402
GLG PARTNERS INC               COM              37929X107  132,992   17,050,306 SH        DEFINED     3       17,050,306
GLG PARTNERS INC               COM              37929X107   23,793    3,050,383 SH        SOLE                 3,050,383
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108   32,764      753,900 SH        SOLE                   753,900
JOY GLOBAL INC                 COM              481165108    2,851       37,602 SH        DEFINED     1           37,602
JOY GLOBAL INC                 COM              481165108       30          398 SH        SOLE                       398
LEGG MASON INC                 COM              524901105      862       19,781 SH        DEFINED     1           19,781
LEGG MASON INC                 COM              524901105       10          219 SH        SOLE                       219
LEHMAN BROS HLDGS INC          COM              524908100    1,780       89,870 SH        DEFINED     3           89,870
LEHMAN BROS HLDGS INC          COM              524908100      102        5,130 SH        SOLE                     5,130
MASSEY ENERGY CORP             COM              576206106   14,968      159,657 SH        DEFINED     4          159,657
MASSEY ENERGY CORP             COM              576206106   14,929      159,243 SH        SOLE                   159,243
MECHEL OAO                     SPONSORED ADR    583840103   22,392      452,000 SH        SOLE                   452,000
MGIC INVT CORP WIS             COM              552848103      484       79,294 SH        DEFINED     1           79,294
MGIC INVT CORP WIS             COM              552848103        4          706 SH        SOLE                       706
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   16,992      221,800 SH        SOLE                   221,800
NATIONAL CITY CORP             COM              635405103    8,590    1,800,940 SH        DEFINED     2        1,800,940
NATIONAL CITY CORP             COM              635405103    1,522      319,060 SH        DEFINED     5          319,060
OCH ZIFF CAP MGMT GROUP        CL A             67551U105   73,411    3,861,707 SH        DEFINED     3        3,861,707
OCH ZIFF CAP MGMT GROUP        CL A             67551U105   38,744    2,038,071 SH        DEFINED     2        2,038,071
OCH ZIFF CAP MGMT GROUP        CL A             67551U105   17,271      908,534 SH        SOLE                   908,534
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    7,077      372,285 SH        DEFINED     5          372,285
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106   19,761       89,010 SH        DEFINED     1           89,010
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      220          990 SH        SOLE                       990
PARTNERRE LTD                  COM              G6852T105   58,154      841,225 SH        DEFINED     2          841,225
PARTNERRE LTD                  COM              G6852T105   10,618      153,593 SH        DEFINED     5          153,593
PETROCHINA CO LTD              SPONSORED ADR    71646E100    4,958       38,475 SH        SOLE                    38,475
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408   19,082      269,400 SH        SOLE                   269,400
POTASH CORP SASK INC           COM              73755L107   22,052       96,479 SH        DEFINED     4           96,479
POTASH CORP SASK INC           COM              73755L107   22,023       96,353 SH        SOLE                    96,353
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408   25,748      632,940 SH        DEFINED     2          632,940
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    4,610      113,320 SH        DEFINED     5          113,320
QUANTA SVCS INC                COM              74762E102    2,961       89,010 SH        DEFINED     1           89,010
QUANTA SVCS INC                COM              74762E102       33          990 SH        SOLE                       990
SHAW GROUP INC                 COM              820280105    2,201       35,627 SH        DEFINED     1           35,627
SHAW GROUP INC                 COM              820280105       23          373 SH        SOLE                       373
SPDR GOLD TRUST                GOLD SHS         78463V107   29,830      326,370 SH        DEFINED     1          326,370
SPDR GOLD TRUST                GOLD SHS         78463V107      332        3,630 SH        SOLE                     3,630
TD AMERITRADE HLDG CORP        COM              87236Y108    1,396       77,146 SH        DEFINED     1           77,146
TD AMERITRADE HLDG CORP        COM              87236Y108       15          854 SH        SOLE                       854
THOMAS & BETTS CORP            COM              884315102    2,957       78,131 SH        DEFINED     1           78,131
THOMAS & BETTS CORP            COM              884315102       33          869 SH        SOLE                       869
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    6,626       52,200 SH        SOLE                    52,200
WASHINGTON MUT INC             COM              939322103   44,941    9,115,735 SH        DEFINED     2        9,115,735
WASHINGTON MUT INC             COM              939322103    8,181    1,659,365 SH        DEFINED     5        1,659,365
WASHINGTON MUT INC             COM              939322103      391       79,294 SH        DEFINED     1           79,294
WASHINGTON MUT INC             COM              939322103        3          706 SH        SOLE                       706
WIPRO LTD                      SPON ADR 1 SH    97651M109    4,300      353,000 SH        SOLE                   353,000





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